Organization and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Total revenue	$ 3,164,545	$ 2,313,123	$ 8,502,892	$ 5,997,987
Marketing and Publishing
Total revenue			144,806	306,578
Recruiters on Demand
Total revenue	957,479	184,975	966,104	486,388
Permanent Placement Fees
Total revenue	39,966	137,627	517,704	274,030
Consulting and Staffing Services
Total revenue	2,072,446	1,913,394	6,684,053	4,792,607
Career Services
Total revenue	53,673	36,934	$ 190,225	$ 138,384
Marketplace Solutions
Total revenue	$ 40,981	$ 40,193